Cash and cash equivalents and short term investments - Cash and Cash Equivalents by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 1,387	€ 1,407	€ 1,523	€ 316
Euro
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	477	524
British pound
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	190	337
US dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	88	74
Norwegian krone
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	35	64
Swedish krona
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	21	31
Australian dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	358	234
Indonesian rupiah
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	26	41
Papua New Guinean kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	102	45
Restricted cash and cash equivalents	102	45
Other
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 90	€ 57